Income from operations (Tables)	12 Months Ended
Dec. 31, 2024
Income from operations [Abstract]
Sales and costs by nature
A breakdown by nature of the income (loss) from operations is as follows:
Philips Group
Sales and costs by nature in millions of EUR

	2022	2023	2024
Sales	17,827	18,169	18,021
Costs of materials used	(4,320)	(4,626)	(4,213)
Employee benefit expenses	(6,952)	(6,903)	(6,641)
Depreciation and amortization¹	(1,602)	(1,261)	(1,390)
Impairment of goodwill	(1,357)	(8)
Shipping and handling	(756)	(668)	(623)
Advertising and promotion	(739)	(700)	(791)
Lease expenses	(39)	(51)	(54)
Other operational costs	(3,609)	(3,535)	(3,351)
Other business income (expenses)	18	(533)	(429)
Income from operations	(1,529)	(115)	529
[1]Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Sales composition
Philips Group
Sales composition in millions of EUR

	2022	2023	2024
Goods	12,139	12,419	12,198
Services	4,878	4,926	5,003
Royalties	419	434	466
Total sales from contracts with customers	17,435	17,779	17,667
Sales from other sources	391	390	354
Total sales	17,827	18,169	18,021

Disaggregation of Sales per segment
Philips Group
Disaggregation of Sales per segment in millions of EUR

	2024
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,655	3,070	8,725	65	8,790
Connected Care	2,959	1,886	4,845	289	5,134
Personal Health	3,471	15	3,486		3,486
Other	300	311	611		611
Philips Group	12,385	5,282	17,667	354	18,021
Philips Group
Disaggregation of Sales per segment in millions of EUR

	2023
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,768	2,980	8,749	76	8,825
Connected Care	2,970	1,854	4,824	314	5,138
Personal Health	3,586	16	3,602		3,602
Other	245	360	604	-	604
Philips Group	12,569	5,210	17,779	390	18,169
Philips Group
Disaggregation of Sales per segment in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Diagnosis & Treatment	5,295	2,954	8,248	55	8,303
Connected Care	3,079	1,853	4,932	336	5,268
Personal Health	3,615	11	3,626		3,626
Other	274	353	630		630
Philips Group	12,263	5,172	17,435	391	17,827

Disaggregation of Sales per geographic area
Philips Group
Disaggregation of Sales per geographic area in millions of EUR

	2024
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,698	1,254	3,951	28	3,978
North America	4,958	2,602	7,560	93	7,655
Other mature geographies	893	401	1,294	231	1,526
Mature geographies	8,549	4,256	12,805	353	13,159
Growth geographies	3,836	1,026	4,861	1	4,863
Sales	12,385	5,282	17,667	354	18,021
Philips Group
Disaggregation of Sales per geographic area in millions of EUR

	2023
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,552	1,221	3,770	49	3,819
North America	4,859	2,608	7,470	92	7,562
Other mature geographies	980	398	1,378	248	1,626
Mature geographies	8,392	4,227	12,618	389	13,007
Growth geographies	4,177	984	5,161	1	5,162
Sales	12,569	5,210	17,779	390	18,169
Philips Group
Disaggregation of Sales per geographic area in millions of EUR

	2022
	Sales at a point in time	Sales over time	Total sales from contracts with customers	Sales from other sources	Total sales
Western Europe	2,387	1,183	3,572	31	3,603
North America	4,889	2,612	7,502	86	7,588
Other mature geographies	972	399	1,369	274	1,643
Mature geographies	8,248	4,194	12,443	390	12,833
Growth geographies	4,015	978	4,992	1	4,993
Sales	12,263	5,172	17,435	391	17,827

Employee benefit expenses
Philips Group
Employee benefit expenses in millions of EUR

	2022	2023	2024
Salaries and wages excluding share-based compensation	5,594	5,635	5,356
Share-based compensation	104	97	104
Post-employment benefit costs	439	402	388
Other social security and similar charges:
Required by law	590	567	580
Voluntary	225	202	211
Employee benefit expenses	6,952	6,903	6,641

Employees by category
The number (full-time equivalents, or FTEs) of employees by category at year-end is summarized as follows:
Philips Group
Employees by category in FTEs as of December 31

	2022	2023	2024
Production	30,689	28,640	27,478
Research & development	14,169	12,035	10,843
Other	29,082	26,818	27,795
Employees	73,941	67,493	66,116
Third-party workers	3,292	2,163	1,708
Philips Group	77,233	69,656	67,823

Employees by geographical location	Philips Group Employees by geographical location in average FTEs

	2022	2023	2024
Netherlands	11,180	9,794	8,844
Other countries	67,357	62,471	60,113
Philips Group	78,538	72,264	68,956

Depreciation and amortization
Depreciation of property, plant and equipment and amortization of intangible assets, including impairments, are as follows:
Philips Group
Depreciation and amortization[1] in millions of EUR

	2022	2023	2024
Depreciation of property, plant and equipment	711	689	696
Amortization of software	117	98	102
Amortization of acquired intangible assets	363	290	392
Amortization of development costs	411	184	199
Depreciation and amortization	1,602	1,261	1,390
[1]Includes impairments; for impairment values please refer to Property, plant and equipment and Intangible assets excluding goodwill

Audit and audit-related fees
The following table shows the fees attributable to the fiscal years 2022, 2023 and 2024 for services rendered by the external auditors.
Philips Group
Audit and audit-related fees in millions of EUR

	2022			2023			2024
	EY NL¹	EY Network	Total	EY NL¹	EY Network	Total	EY NL¹	EY Network	Total
Audit fees	9.5	5.6	15.2	9.9	5.0	14.9	8.9	5.5	14.4
consolidated financial statements	9.5	3.1	12.6	9.9	2.6	12.5	8.9	3.0	11.9
statutory financial statements		2.5	2.5		2.5	2.5		2.5	2.5
Audit-related fees[2]	0.8	0.2	1.0	0.9	0.2	1.1	1.9	0.3	2.2
sustainability assurance	0.6		0.6	0.8		0.8	1.6		1.6
other	0.1	0.2	0.3	0.2	0.2	0.3	0.3	0.3	0.6
Tax fees
All other fees
Fees	10.3	5.8	16.2	10.8	5.2	16.1	10.8	5.7	16.6
1EY Accountants B.V.
[2]Also known as Assurance fees

Other business income (expenses)
Other business income (expenses) consists of the following:
Philips Group
Other business income (expenses) in millions of EUR

	2022	2023	2024
Result on disposal of businesses:
income	4	50	27
expenses		-	(14)
Result on disposal of fixed assets:
income	3	12	3
expenses	(1)	(1)	-
Result on other remaining businesses:
income	121	49	560
expenses	(109)	(643)	(1,005)
Other business income (expenses)	18	(533)	(429)
Total other business income	127	112	590
Total other business expenses	(109)	(645)	(1,019)